Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 12 - SUBSEQUENT EVENT Subsequent events have been evaluated through April 28, 2016, which is the date the financial statements were available to be issued.
1.	There are no subsequent events

NOTE 13 - SUBSEQUENT EVENTS

Subsequent events have been evaluated through March 30, 2016, which is the date the financial statements were available to be issued.

1.	During the year ended December 31, 2015, the Company started the application process with FINRA to obtain its trading symbol and on February 24, 2016, FINRA assigned the Company ALES as its new trading symbol.